Cost of Revenues	12 Months Ended
Dec. 31, 2020
Disclosure of cost of revenues [Abstract]
Cost of Revenues
Note 26 - Cost of Revenues

Composition

	For year ended December 31,
	2020	2019	2018
	NIS millions
According to source of income
Cost of equipment sold	757	695	642
Cost of revenues from services	2,043	2,030	2,019
	2,800	2,725	2,661
According to its components
Cost of equipment sold	757	695	642

Rent and related expenses	66	64	271
Salaries and other related expenses	196	213	217
Fees to communication operators	795	763	783
Cost of content	261	267	223
Depreciation and amortization	597	601	390
Royalties and fees	86	85	84
Other	42	37	51
Total cost of revenues from services	2,043	2,030	2,019
	2,800	2,725	2,661